                                        UAM Funds
                                        Funds for the Informed Investor/SM/



FMA Small Company Portfolio
Semi-Annual Report                                 April 30, 2000



[GRAPHIC]







                                                  UAM(R)

UAM FUNDS                                           FMA SMALL COMPANY PORTFOLIO
                                                    APRIL 30, 2000
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ......................................................    1

Portfolio of Investments ..................................................    3

Statement of Assets and Liabilities .......................................    7

Statement of Operations ...................................................    8

Statement of Changes in Net Assets ........................................    9

Financial Highlights ......................................................   10

Notes to Financial Statements .............................................   12
--------------------------------------------------------------------------------

UAM FUNDS                                           FMA SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------
April 30, 2000
Dear Shareholders:

The six-month period ended April 30, 2000 afforded the investor a relatively healthy economic and investment environment. The strength of the worldwide economy coupled with ongoing productivity improvements provided corporations around the world the opportunity to post stellar profit growth. This economic and market backdrop led to strong equity performance for the six-month period ended April 30, 2000, particularly for small cap, growth-oriented investors. For the period, the small cap market, as measured by the Russell 2000 Index, advanced 18.71% with the Russell 2000 Growth Index advancing 27.76% and the Russell 2000 Value Index recording an 8.19% gain. For the six-month period ended April 30, 2000, the FMA Small Company Portfolio advanced 15.01%.

Given the Portfolio's "value" orientation, we are pleased to report the Portfolio's returns for the recent six-month period. As you know, fiscal 1999 was a particularly difficult year for the small cap, value investor and for the Portfolio as well. Given the strong earnings momentum of many sectors of the market, we are gaining confidence in our thesis that market participation will continue to broaden and the performance disparity between growth and value styles will diminish, if not disappear altogether.

Over the past six months, the Portfolio's underperformance was entirely due to our underweighting in the technology and telecommunications sectors relative to the Russell 2000 Index. Our perception of the risk/return characteristics of the technology and telecommunications sectors caused us to limit the Portfolio's exposure. At the same time, the Portfolio benefited from its holdings in the financial, energy, health care and consumer discretionary sectors.

Given the market's recent refocus on valuation in light of the likelihood of further increases in interest rates, we believe the small cap value investor is uniquely positioned to benefit. The valuation disparity between large cap and small cap equities remains substantial while earnings growth rates are quite similar. In our

UAM FUNDS                                           FMA SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------

opinion, this phenomenon should continue to reward the small cap investor, on a relative basis. We believe the Portfolio is structured to capitalize on the current economic and market environment and are confident our process and strategy has positioned the Portfolio for continued success.

Yours truly,

/s/ Kathryn A. Vorisek

Kathryn A. Vorisek


   All performance presented in this report is historical and should not be construed as a guarantee of
  future results. The investment return and principal value of an investment will fluctuate so that an
    investor's shares, when redeemed, may be worth more or less than their original cost.
A portfolio's performance assumes the reinvestment of all dividends and capital gains.

   There are no assurances that a portfolio will meet its stated objectives.


  A portfolio's holdings and allocations are subject to change because it is actively managed and should
        not be considered recommendations to buy individual securities.


                      Definition of the Comparative Indices
                      -------------------------------------

Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

Russell 2000 Growth Index is a subset of the Russell 2000 Index (an unmanaged index comprised of small capitalization, U.S. companies) that contains those securities with higher price-to-book ratios and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Russell 2000 Value Index is a subset of the Russell 2000 Index (an unmanaged index comprised of small capitalization, U.S. companies) that contains those securities with lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

   Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance
                            would have been lower.

      Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                          FMA SMALL COMPANY PORTFOLIO
                                                   APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 94.3%


                                             Shares       Value
                                             ------       -----
AUTO & TRANSPORTATION -- 3.7%
      Alaska Airgroup* ..................    63,100   $ 1,814,125
      Borg-Warner Automotive ............    27,950     1,168,659
      Wabash National ...................    83,950     1,222,522
                                                      -----------
                                                        4,205,306
                                                      -----------
BANKS -- 9.6%
      Bank United, Cl A .................    58,000     1,924,875
      Chittenden ........................    80,800     2,146,250
      Cullen/Frost Bankers ..............    87,500     2,160,156
      Greater Bay Bancorp ...............    66,900     2,843,250
      Imperial Bancorp* .................    98,650     1,936,006
                                                      -----------
                                                       11,010,537
                                                      -----------
BIO/SPECIALTY PHAMACEUTICALS -- 2.4%
      Bio-Technology General* ...........   104,600     1,470,938
      Pharmaceutical Product Development*    74,450     1,251,691
                                                      -----------
                                                        2,722,629
                                                      -----------
BUILDING & CONSTRUCTION -- 1.9%
      Texas Industries ..................    67,300     2,195,662
                                                      -----------
CHEMICALS -- 6.0%
      Cytec Industries* .................    80,000     2,410,000
      Olin ..............................   118,950     2,111,362
      Wellman ...........................   112,100     2,396,137
                                                      -----------
                                                        6,917,499
                                                      -----------
COMPUTERS & SERVICES -- 4.6%
      Complete Business Solutions* ......    95,700     2,189,138
      National Computer Systems .........    34,750     1,798,312
      Radisys* ..........................    32,300     1,336,412
                                                      -----------
                                                        5,323,862
                                                      -----------
ELECTRONIC COMPONENTS -- 2.0%
      Kent Electronics* .................    76,750     2,240,141
                                                      -----------



    The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           FMA SMALL COMPANY PORTFOLIO
                                                    APRIL 30, 2000(Unaudited)
--------------------------------------------------------------------------------
COMMON STOCKS - continued


                                           Shares       Value
                                           ------       -----
ENERGY RESOURCES -- 7.0%
      Atwood Oceanics* ................    33,100   $ 2,006,687
      Marine Drilling* ................    71,500     1,859,000
      Newfield Exploration* ...........    29,150     1,184,219
      Santa Fe Snyder* ................   126,373     1,161,052
      Seacor Holdings* ................    29,350     1,797,687
                                                    -----------
                                                      8,008,645
                                                    -----------
ENTERTAINMENT -- 1.8%
      Bally Total Fitness* ............    90,150     2,017,106
                                                    -----------
FINANCIAL SERVICES -- 9.9%
      Federated Investors* ............    82,000     2,316,500
      Investors Financial Services ....    36,148     2,932,507
      Metris ..........................    79,000     2,962,500
      Stancorp Financial Group ........   107,850     3,141,131
                                                    -----------
                                                     11,352,638
                                                    -----------
FOOD, BEVERAGE & TOBACCO -- 1.8%
      Performance Food Group* .........    79,800     2,104,725
                                                    -----------
INSURANCE -- 3.6%
      Arthur J. Gallagher .............    67,100     2,499,475
      Horace Mann Educators ...........   109,750     1,598,234
                                                    -----------
                                                      4,097,709
                                                    -----------
MEDICAL PRODUCTS & SERVICES -- 0.9%
      Varian Medical Systems* .........    26,250     1,050,000
                                                    -----------
METALS & MINING -- 5.7%
      Gibraltar Steel .................   120,150     2,057,569
      Lone Star Technologies* .........    35,150     1,621,294
      Steel Dynamics* .................   133,200     1,515,150
      Stillwater Mining* ..............    46,300     1,296,400
                                                    -----------
                                                      6,490,413
                                                    -----------
MISCELLANEOUS BUSINESS SERVICES -- 1.4%
      Korn/Ferry International* .......    61,250     1,623,125
                                                    -----------
MISCELLANEOUS MANUFACTURING -- 2.2%
      L-3 Communications* .............    48,250     2,569,313
                                                    -----------


    The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           FMA SMALL COMPANY PORTFOLIO
                                                    APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
COMMON STOCKS - continued


                                             Shares         Value
                                             ------         -----
PT CARE-SPECIALTY -- 2.2%
      Invacare ......................        93,250      $  2,494,438
                                                         ------------
PAPER & PAPER PRODUCTS -- 1.6%
      Potlatch ......................        45,600          1,798,350
                                                         -------------
PRINTING & PUBLISHING -- 3.2%
      McClatchy Newspapers, Cl A ....        29,150            923,691
      Media General, Cl A ...........        56,150          2,761,878
                                                         -------------
                                                             3,685,569
                                                         -------------
REAL ESTATE INVESTMENT TRUSTS -- 4.8%
      Brandywine Realty Trust .......       109,800          1,907,775
      CBL & Associates Properties ...        89,700          2,102,344
      Home Properties of New York ...        54,000          1,512,000
                                                         -------------
                                                             5,522,119
                                                         -------------
RESTAURANTS -- 2.1%
      Applebee's International ......        66,600          2,426,738
                                                         -------------
RETAIL -- 3.6%
      Michaels Stores* ..............        55,350          2,182,866
      Pier 1 Imports ................       169,000          1,922,375
                                                         -------------
                                                             4,105,241
                                                         -------------
SEMICONDUCTORS/INSTRUMENTS -- 5.3%
      Actel* ........................        66,275          2,439,748
      Atmi* .........................        32,500          1,251,250
      General Semiconductor* ........       117,400          2,348,000
                                                         -------------
                                                             6,038,998
                                                         -------------
TRUCKING -- 1.7%
      Werner Enterprises ............       107,412          1,980,409
                                                         -------------
UTILITIES -- 5.3%
      Equitable Resources ...........        36,300          1,683,412
      MDU Resources .................       101,250          2,208,516
      Northwestern ..................        94,250          2,167,750
                                                         -------------
                                                             6,059,678
                                                         -------------
      TOTAL COMMON STOCKS
           (Cost $99,863,569) .......                      108,040,850
                                                         -------------

    The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           FMA SMALL COMPANY PORTFOLIO
                                                    APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 3.7%

                                                                                              Face
                                                                                             Amount        Value
                                                                                             ------        -----
REPURCHASE AGREEMENT-- 3.7%
      Chase Securities, Inc. 5.65%, dated 04/28/00, due
         05/01/00, to be repurchased at $4,235,994,
         collateralized by $4,640,247 of a U.S. Treasury
         Note valued at $4,234,094 (Cost $4,234,000) ..................................   $  4,234,000 $  4,234,000
                                                                                                       ------------
      TOTAL INVESTMENTS -- 98.0%  (Cost $104,097,569)(a) ..............................                 112,274,850
                                                                                                       ------------
      OTHER ASSETS AND LIABILITIES, NET -- 2.0% .......................................                   2,276,999
                                                                                                       ------------
      TOTAL NET ASSETS -- 100.0% ......................................................                $114,551,849
                                                                                                       ============

  *   Non-Income Producing Security
 Cl   Class
(a) The cost for federal income tax purposes was $104,097,569. At April 30, 2000, net unrealized appreciation for all securities based on tax cost was $8,177,281. This consisted of aggregate gross unrealized appreciation for all securities of $14,953,541, and aggregate gross unrealized depreciation for all securities of $6,776,260.



    The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           FMA SMALL COMPANY PORTFOLIO
                                                    APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES


Assets
Investments, at Cost ..............................................   $ 104,097,569
                                                                      =============

Investments, at Value -- Note A ...................................   $ 112,274,850
Cash ..............................................................         353,793
Receivable for Investments Sold ...................................       2,465,463
Receivable for Portfolio Shares Sold ..............................         697,465
Dividends and Interest Receivable .................................          15,162
Other Receivables .................................................          31,064
                                                                      -------------
     Total Assets .................................................     115,837,797
                                                                      -------------
Liabilities
Payable for Portfolio Shares Redeemed .............................         769,651
Payable for Investments Purchased .................................         290,775
Payable for Investment Advisory Fees -- Note B ....................          49,554
Payable for Administration Fees -- Note C .........................          36,981
Payable for Custodian Fees -- Note D ..............................          15,146
Payable for Directors' Fees -- Note F .............................           1,608
Payable for Distribution Fees -- Note E ...........................             155
Other Liabilities .................................................         122,078
                                                                      -------------
     Total Liabilities ............................................       1,285,948
                                                                      -------------
Net Assets ........................................................   $ 114,551,849
                                                                      =============
Net Assets Consist of:
Paid in Capital ...................................................     126,173,074
Undistributed Net Investment Income ...............................          37,520
Accumulated Net Realized Loss .....................................     (19,836,026)
Unrealized Appreciation ...........................................       8,177,281
                                                                      -------------
Net Assets ........................................................   $ 114,551,849
                                                                      =============
Institutional Class Shares:
Net Assets ........................................................   $ 114,055,182
                                                                      =============
Net Asset Value, Offering and Redemption Price Per Share 7,457,439
     shares outstanding (25,000,000 authorized, $0.001 par value)..   $       15.29
                                                                      =============

Institutional Service Class Shares:
Net Assets  .......................................................   $     496,667
                                                                      =============
Net Asset Value, Offering and Redemption Price Per Share 32,451
     shares outstanding (10,000,000 authorized, $0.001 par value)..   $       15.31
                                                                      =============


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           FMA SMALL COMPANY PORTFOLIO
                                                    FOR THE SIX MONTHS ENDED
                                                    APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

Investment Income
Dividends .........................................................   $    662,604
Interest ..........................................................        260,879
                                                                      ------------
    Total Income ..................................................        923,483
                                                                      ------------
Expenses
Investment Advisory Fees -- Note B ................................        447,425
Administrative Fees -- Note C .....................................        152,701
Networking Fees ...................................................        106,166
Registration and Filing Fees ......................................         26,229
Printing Fees .....................................................         21,340
Custodian Fees -- Note D ..........................................         18,531
Audit Fees ........................................................          8,110
Legal Fees ........................................................          7,680
Directors' Fees -- Note F .........................................          3,076
Distribution and Service Plan Fees -- Note E ......................            838
Other Expenses ....................................................         35,107
Investment Advisory Fees Waived -- Note B .........................       (206,402)
                                                                      ------------
    Net Expenses Before Expense Offset ............................        620,801
                                                                      ------------
Expense Offset -- Note A ..........................................         (5,746)
                                                                      ------------
    Net Expenses After Expense Offset .............................        615,055
                                                                      ------------
Net Investment Income .............................................        308,428
                                                                      ------------
Net Realized Gain on Investments ..................................      7,536,394
Net Change in Unrealized Appreciation (Depreciation) on Investments      8,105,265
                                                                      ------------
Net Gain on Investments ...........................................     15,641,659
                                                                      ------------
Net Increase in Net Assets Resulting from Operations ..............   $ 15,950,087
                                                                      ============


    The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           FMA SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                           Six Months
                                                                             Ended          Year Ended
                                                                       April 30, 2000      October 31,
                                                                         (Unaudited)          1999
                                                                       --------------      -----------
Increase (Decrease) in Net Assets
Operations:
     Net Investment Income .........................................   $     308,428    $     925,104
     Net Realized Gain (Loss) ......................................       7,536,394      (25,943,008)
     Net Change in Unrealized Appreciation (Depreciation) ..........       8,105,265        9,526,166
                                                                       -------------    -------------
     Net Increase (Decrease) in Net Assets
         Resulting from Operations .................................      15,950,087      (15,491,738)
                                                                       -------------    -------------
Distributions:
     Net Investment Income:
         Institutional Class .......................................        (414,248)        (946,259)
         Institutional Service Class ...............................            (661)            (936)
                                                                       -------------    -------------
     Total Distributions ...........................................        (414,909)        (947,195)
                                                                       -------------    -------------
Capital Share Transactions - Note J:
 Institutional Class:
     Issued ........................................................      30,192,345       96,632,343
     In Lieu of Cash Distributions .................................         391,852          893,548
     Redeemed ......................................................     (67,043,795)    (159,582,681)
                                                                       -------------    -------------
     Net Decrease from Institutional Class Shares ..................     (36,459,598)     (62,056,790)
                                                                       -------------    -------------
 Institutional Service Class:
     Issued ........................................................         126,153          667,225
     In Lieu of Cash Distributions .................................             661              936
     Redeemed ......................................................         (62,246)        (714,581)
                                                                       -------------    -------------
     Net Increase (Decrease) from Institutional Service
         Class Shares ..............................................          64,568          (46,420)
                                                                       -------------    -------------
    Net Decrease from Capital Share Transactions ...................     (36,395,030)     (62,103,210)
                                                                       -------------    -------------
         Total Decrease ............................................     (20,859,852)     (78,542,143)
Net Assets:
     Beginning of Period ...........................................     135,411,701      213,953,844
                                                                       -------------    -------------
     End of Period (including undistributed net investment income of
         $37,520 and $144,001, respectively) .......................   $ 114,551,849    $ 135,411,701
                                                                       =============    =============



The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           FMA SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                   Selected Per Share Data & Ratios
                                                                                     For a Share Outstanding Throughout Each Period


                                          Six Months                     Institutional Class Shares
                                             Ended        -------------------------------------------------------------------------
                                           April 30,                       Years Ended October 31,
                                             2000         -------------------------------------------------------------------------
                                          (Unaudited)          1999            1998           1997            1996          1995
                                          -----------          ----            ----           ----            ----          ----
Net Asset Value,
     Beginning of Period .............   $     13.35      $     14.52     $     16.60     $     14.11    $     13.19    $     12.13
                                         -----------      -----------     -----------     -----------    -----------    -----------
Income from Investment
     Operations:
     Net Investment Income ...........          0.05             0.08            0.07            0.06           0.09           0.08
     Net Realized and
       Unrealized Gain
       (Loss) ........................          1.94            (1.17)          (0.31)           4.97           2.46           1.47
                                         -----------      -----------     -----------     -----------    -----------    -----------
     Total from Investment
       Operations ....................          1.99            (1.09)          (0.24)           5.03           2.55           1.55
                                         -----------      -----------     -----------     -----------    -----------    -----------
Distributions:
     Net Investment
       Income ........................         (0.05)           (0.08)          (0.07)          (0.13)         (0.09)         (0.08)
     Net Realized Gain ...............          --               --             (1.77)          (2.41)         (1.60)         (0.41)
                                         -----------      -----------     -----------     -----------    -----------    -----------
       Total Distributions ...........         (0.05)           (0.08)          (1.84)          (2.54)         (1.69)         (0.49)
                                         -----------      -----------     -----------     -----------    -----------    -----------
Capital Contribution .................          --               --              --              --             0.06           --
                                         -----------      -----------     -----------     -----------    -----------    -----------
Net Asset Value, End of
     Period ..........................   $     15.29      $     13.35     $     14.52     $     16.60    $     14.11    $     13.19
                                         ===========      ===========     ===========     ===========    ===========    ===========
Total Return+ ........................         15.01%           (7.63)%         (2.10)%         42.33%         22.51%         13.57%
                                         ===========      ===========     ===========     ===========    ===========    ===========
Ratios and Supplemental Data
Net Assets, End of Period
     (Thousands) .....................   $   114,055      $   135,040     $   213,491     $    45,060    $    20,953    $    20,847
Ratio of Expenses to
     Average Net Assets ..............          1.03%*           1.03%           1.03%           1.03%          1.03%          1.03%
Ratio of Net Investment
     Income to Average
     Net Assets ......................          0.52%*           0.52%           0.62%           0.50%          0.75%          0.66%
Portfolio Turnover Rate ..............            60%             121%             39%             86%           106%           170%


*    Annualized
+ Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.


    The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           FMA SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                Selected Per Share Data & Ratios
                                                                  For a Share Outstanding Throughout Each Period


                                                                           Institutional Service Class Shares
                                                                           ----------------------------------
                                                               Six Months                           August 1,
                                                                 Ended      Years Ended October 31, 1997*** to
                                                             April 30, 2000 ----------------------  October 31,
                                                              (Unaudited)      1999       1998        1997
                                                              -----------      ----       ----        ----
 Net Asset Value, Beginning of
     Period .................................................  $  13.36     $  14.51    $  16.59    $  14.95
                                                               --------     --------    --------    --------
 Income from Investment Operations:
     Net Investment Income .................................       0.02         0.01        0.16        0.01
     Net Realized and Unrealized Gain ......................       1.95        (1.14)      (0.46)       1.64
                                                               --------     --------    --------    --------
     Total from Investment Operations ......................       1.97        (1.13)      (0.30)       1.65
                                                               --------     --------    --------    --------
 Distributions:
     Net Investment Income .................................      (0.02)       (0.02)      (0.01)      (0.01)
     Net Realized Gain .....................................       --           --         (1.77)       --
                                                               --------     --------    --------    --------
     Total Distributions ...................................      (0.02)       (0.02)      (1.78)      (0.01)
                                                               --------     --------    --------    --------
 Net Asset Value, End of Period ............................   $  15.31     $  13.36    $  14.51    $  16.59
                                                               ========     ========    ========    ========
 Total Return+ .............................................      14.86%       (7.85)%     (2.49)%     11.04%**
                                                               ========     ========    ========    ========
 Ratios and Supplemental Data
 Net Assets, End of Period  (Thousands) ....................   $    497     $    372    $    463    $  4.314
 Ratio of Expenses to Average
     Net Assets ............................................       1.43%*       1.43%       1.43%       1.43%*
 Ratio of Net Investment Income to
     Average Net Assets ....................................       0.08%*       0.13%       0.23%       0.24%*
 Portfolio Turnover Rate ...................................         60%         121%         39%        100%

*    Annualized
**   Not annualized
***  Initial offering of Institutional Service Class Shares
+ Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.


 The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           FMA SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

    UAM Funds, Inc., UAM Funds, Inc. II, and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The FMA Small Company Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At April 30, 2000, the UAM Funds were comprised of 49 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The Portfolio currently offers two separate classes of shares--Institutional Class Shares and Institutional Service Class Shares ("Service Class Shares"). Both classes of shares have identical voting rights (except Service Class shareholders have exclusive voting rights with respect to matters relating to distribution and shareholder servicing of such shares), dividend, liquidation and other rights. The objective of the Portfolio is to provide maximum, long-term total return consistent with reasonable risk to principal by investing primarily in common stocks of smaller companies in terms of revenues and/or market capitalization.

    A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

              1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Directors.

              2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

              3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal

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UAM FUNDS                                           FMA SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------

   amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

       Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

       4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on exdividend date. The Portfolio's distributions to shareholders may include a return of capital received from the REITs as well as returns of capital attributed to distributions of other income for financial reporting purposes which was not subject to taxation.

       The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for the timing of the recognition of gains or losses on investments.

      Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

      Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

       5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed

UAM FUNDS                                           FMA SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------

    to a portfolio or share class are apportioned among the portfolios of the UAM Funds based on their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

    B. Investment Advisory Services: Under the terms of an investment advisory agreement, Fiduciary Management Associates, Inc. (the "Adviser"), a subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.75% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.03% of average daily net assets of the Portfolio's Institutional Class Shares and 1.43% of the average daily net assets of the Portfolio's Institutional Service Class Shares.

    C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolio under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI"), a wholly-owned subsidiary of SEI Investments Company, DST Systems, Inc. ("DST"), and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Portfolio.

    Pursuant to the Agreement, the Portfolio pays the Administrator 0.073% per annum of the average daily net assets of the Portfolio, an annual base fee of $94,250, and a fee based on the number of active shareholder accounts.

    For the six month ended April 30, 2000, the Administrator was paid $152,701, of which $38,338 was paid to SEI for their services, $36,371 to DST for their services, and $40,746 to UAMSSC for their services.

    Effective November 1, 1999, the UAM Funds' Board of Directors approved a change in the Sub-administrator from Chase Global Funds Service Company to SEI Investments Mutual Funds Services.

UAM FUNDS                                           FMA SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------

    D. Custodian: The Chase Manhattan Bank is custodian for the Portfolio's assets held in accordance with the custodian agreement.

    E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

    The Portfolio has adopted a Distribution and Service Plan (the "Plan") on behalf of the Service Class Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Service Class Shares may not incur distribution and service fees which exceed an annual rate of 0.75% of the net assets of that class of shares, however, the Board has currently limited aggregate payments under the Plan to 0.40% per annum of the Service Class Share's net assets. The Portfolio's Service Class Shares are currently making payments for distribution fees at 0.15% of average daily net assets. In addition, the Service Class pays service fees at an annual rate of 0.25% of the average daily net asset value of Service Class Shares owned by clients of the Service Agents.

    F. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

    G. Purchases and Sales: For the six months ended April 30, 2000, the Portfolio made purchases of $66,816,957 and sales of $95,650,929 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

UAM FUNDS                                           FMA SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------

       H. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the six months ended April 30, 2000, the Portfolio had no borrowings under the agreement.

       I. Other: At April 30, 2000, 44% and 100% of total shares outstanding were held by 2 and 1 shareholders of Institutional Class Shares and Institutional Service Class Shares, respectively, owning 10% or greater of the aggregate total shares outstanding.

       J. Capital Share Transactions: Transactions in capital shares for the Portfolio, by class, were as follows:


                                                            Institutional               Institutional Service
                                                            Class Shares                    Class Shares
                                                     --------------------------     ---------------------------
                                                     Six Months        Year         Six Months         Year
                                                       Ended          Ended          Ended            Ended
                                                      April 30,     October 31,     April 30,       October 31,
                                                        2000           1999           2000             1999
                                                     ----------     -----------     ----------      -----------
    Shares Issued ...............................    2,116,629       796,824          9,022          1,048,325
    In Lieu of Cash Distributions ...............       27,777        21,154             46             33,930
    Shares Redeemed .............................   (4,805,599)   (1,811,036)        (4,440)          (862,454)
                                                    ----------    ----------         ------         ----------
    Net Increase (Decrease) from
       Capital Share Transactions ...............   (2,661,193)     (993,058)         4,628            219,801
                                                    ==========    ==========         ======         ==========

UAM FUNDS                                           FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------

Officers and Directors

Norton H. Reamer                           William H. Park
Director, President and Chairman           Vice President

John T. Bennett, Jr.                       Gary L. French
Director                                   Treasurer

Nancy J. Dunn                              Robert R. Flaherty
Director                                   Assistant Treasurer

Philip D. English                          Robert J. Della Croce
Director                                   Assistant Treasurer

William A. Humenuk                         Martin J. Wolin, Esq.
Director                                   Secretary

James P. Pappas                            Theresa DelVecchio
Director                                   Assistant Secretary

Peter M. Whitman, Jr.
Director

--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Fiduciary Management Associates, Inc.
55 West Monroe Street, Suite 2550
Chicago, IL 60603-5093

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110


                                      --------------------------------------
                                       This report has been prepared for
                                       shareholders and may be distributed
                                       to others only if preceded or
                                       accompanied by a current prospectus.
                                      --------------------------------------